Related Party Transactions - Disclosure of information about key management personnel (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
General and administrative - salaries and contracts	$ 329,250	$ 336,000	$ 336,000
Directors' fees	79,000	75,083	71,250
Stock-based compensation	62,720	382,442	3,397
Key management compensation	$ 470,970	$ 793,525	$ 410,647